Acquisitions, Goodwill and Intangible Assets - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Acquired finite-lived intangible assets
Cost	$ 26,341	$ 26,665
Accumulated Amortization	(8,817)	(5,562)
Intangible assets, net	17,524	21,103
Technology
Acquired finite-lived intangible assets
Cost	8,869	8,978
Accumulated Amortization	(3,351)	(2,594)
Intangible assets, net	5,518	6,384
Trademark and Domain name
Acquired finite-lived intangible assets
Cost	5,555	5,623
Accumulated Amortization	(724)	(147)
Intangible assets, net	4,831	5,476
Supplier-relationship
Acquired finite-lived intangible assets
Cost	9,619	9,738
Accumulated Amortization	(2,444)	(495)
Intangible assets, net	7,175	9,243
Others
Acquired finite-lived intangible assets
Cost	2,298	2,326
Accumulated Amortization	$ (2,298)	$ (2,326)